JPMorgan California Municipal Money Market Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Premier Shares [Member] | Premier
Prospectus [Line Items]
Average Annual Return, Percent	2.86%	1.28%	0.89%